LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long Term Prepayment Deposits and Other Assets [Abstract]
Provision for value-added tax receivables	$ 3,023	$ 5,786	$ 3,733
Input value-added tax related to purchase of assets	$ 8,276	$ 0	$ 8,648